Subsequent Events	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In July and August 2017, BioPharma sold 338,000 units of its Common Stock and Warrants pursuant to a private placement, for gross proceeds of $422,500 (See Note 5).

In August 2017, the Company paid the $65,000 balance due under the License Agreement with Kotzker Consulting LLC (See Note 4).

On August 10, 2017, BioPharma adopted the “2017 Stock Incentive Plan” and granted an aggregate of 6,400,000 shares of BioPharma Common Stock to five officers and directors of the Company. One-third of each grant vested as of the initial date of grant (August 10, 2017), and 8-1/3% upon the end of each calendar quarter beginning December 31, 2017.

On August 25, 2017, BioPharma entered into consulting agreements with two unrelated individuals for (i) developing and maintaining social media portals and (ii) identifying and developing potential strategic partners for the Company’s various drug development activities. The agreements are each for a three-month term, payable monthly in shares of the Company’s common stock, valued at $0.125 per share, of an aggregate 304,800 shares and 138,000 shares, respectively.

On September 1, 2017, BioPharma commenced a private placement sale of its common stock at $0.25 per share. The Company has received subscriptions and payment for 100,000 shares ($25,000).

On September 19, 2017, BioPharma entered into a contract with a contract manufacturing organization to develop an injectable formulation of a drug product to be submitted to the FDA. It is anticipated that the product will be developed utilizing the new drug application 505(b) (2) regulatory pathway for use in the treatment during and immediately following exposure to organophosphorous nerve agents. The drug product is to consist of a synthetic cannabinoid and a blend of terpenes in an injectable vehicle.

Note 7 – Subsequent Events

On April 22, 2018, the Company extended the expiration date of its Class B Warrants from May 7, 2018, to June 7, 2018.

Through June 5, 2018, 90,400 Class B warrants have been exercised at $0.38 per share for total proceeds of $34,352.

On June 4, 2018, the Company extended the expiration dates of its Class B Warrants and Class C Warrants from June 7, 2018 to June 29, 2018 and from July 14, 2018 to July 27, 2018, respectively.